Per Share Data	12 Months Ended
Mar. 31, 2015
Per Share Data

26. Per Share Data

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2013, 2014 and 2015 is as follows:

In fiscal 2013, the diluted EPS calculation excludes stock options for 9,010 thousand shares, as they were antidilutive. In fiscal 2014, the diluted EPS calculation excludes stock options for 6,815 thousand shares, as they were antidilutive. In fiscal 2015, the diluted EPS calculation excludes stock options for 6,499 thousand shares, as they were antidilutive.

	Millions of yen
	2013	2014	2015
Income attributable to ORIX Corporation shareholders from continuing operations	¥112,144	¥180,069	¥234,651
Effect of dilutive securities
Expense related to convertible bond	1,329	265	0

Income from continuing operations for diluted EPS computation	¥113,473	¥180,334	¥234,651

	Thousands of shares
	2013	2014	2015
Weighted-average shares	1,087,883	1,268,081	1,309,144
Effect of dilutive securities
Conversion of convertible bond	206,635	40,057	0
Exercise of stock options	1,546	2,117	1,865

Weighted-average shares for diluted EPS computation	1,296,064	1,310,255	1,311,009

	Yen
	2013	2014	2015
Earnings per share for income attributable to ORIX Corporation shareholders from continuing operations:
Basic	¥103.09	¥142.00	¥179.24
Diluted	87.55	137.63	178.99

On April 1, 2013, the Company implemented a 10-for-1 stock split of common stock held by shareholders registered on the Company’s register of shareholders as of March 31, 2013. The number of shares and per share data have been adjusted retrospectively to reflect the stock split for fiscal 2013 presented.

The Company’s shares held through the Board Incentive Plan Trust (2,153,800 shares) are included in the number of treasury stock shares as of March 31, 2015.